Advances for Rigs and Drillships under Construction (Tables)	6 Months Ended
Jun. 30, 2012
Advances For Rigs And Drillships Under Construction (Abstract)
Advances for Rigs and Drillships under Construction

Balance, December 31, 2011	$754,925
Advances for drillships under construction and related costs	25,493
Balance, June 30, 2012	$780,418